Secured Term Loan Facilities and Revolving Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Annual Principal Payments to Term Loans and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2019:

	December 31, 2018 (in thousands)	December 31, 2019 (in thousands)
Due within one year	$70,600	$66,534
Due in two years	128,725	66,534
Due in three years	60,600	259,053
Due in four years	302,461	193,078
Due in five years	113,352	9,150
Due in more than five years *	—	122,593

Total secured term loan facilities and revolving credit facility	$675,738	$716,942
Less: current portion	70,600	66,534

Secured term loan facilities and revolving credit facility, non-current portion	$605,138	$650,408

*	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.

Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of
secured
term loan facilities and total deferred financing costs split between current and non-current
liabilities as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$70,600	$66,534
Less: current portion of deferred financing costs	(1,743)	(1,831)

Current portion of secured term loan facilities, net of deferred financing costs	$68,857	$64,703

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion *	$605,138	$650,408
Less: non-current portion of deferred financing costs *	(5,462)	(3,680)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs *	$599,676	$646,728

*	Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 9 (Variable Interest Entities) to our consolidated financial statements.

Senior Secured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities
The following table shows the breakdown of our senior secured bond and total deferred financing costs as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	(in thousands)
Senior Secured Bond
Total Bond	$69,337	$68,368
Less deferred financing costs	(959)	(865)

Total Bond, net of deferred financing costs	$68,378	$67,503

2017 Senior Unsecured Bonds [Member]
Schedule of Breakdown of Secured Term Loan Facilities and Total Deferred Financing Costs Split Between Current and Non-Current Liabilities	The following table shows the breakdown of our senior unsecured bond and total deferred financing costs as of December 31, 2018 and 2019:

	December 31, 2018	December 31, 2019
	(in thousands)
Senior Unsecured Bond
Total Bond	$100,000	$100,000
Less deferred financing costs	(961)	(1,487)

Total Bond, net of deferred financing costs	$99,039	$98,513